Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rate	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Schedule Of Currency Exchange Rate Abstract
Year-end spot rate	US$1=RMB6.3482	US$1=RMB6.5565	US$1=RMB6.4580
Average rate	US$1=RMB6.3717	US$1=RMB6.5541	US$1=RMB6.5095